PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Assumed Rate of Return on Pension Plan Assets Considers Historical Market Returns and Economic Forecasts (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions and OPEB | First Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual gains or (losses) on plan assets			$ 880	$ 3	$ 751
Actual gains or (losses) on plan assets, percent			15.40%	0.70%	11.20%
Expected return on plan assets			$ 499	$ 565	$ 601
Pension
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets, percent			8.50%	8.00%	8.00%
Pension | First Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual gains or (losses) on plan assets			$ 809	$ (62)
Expected return on plan assets	$ 115	$ 115	$ 461	$ 530	$ 570
Expected return on plan assets, percent			8.50%	8.00%	8.00%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets, percent			7.00%	7.00%	7.00%
OPEB | First Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual gains or (losses) on plan assets			$ 71	$ 65
Expected return on plan assets	$ 10	$ 10	$ 38	$ 35	$ 31
Expected return on plan assets, percent			7.00%	7.00%	7.00%